UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2009
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The India Fund, Inc.
March 31, 2009 (Unaudited)
Schedule of Investments

INDIA (99.30% of holdings)
COMMON STOCKS (99.87% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India	99.30%

	Apparel Manufacturers	0.16%
1,570,212	Provogue (India), Ltd.		$3,198,277	$1,021,326

			3,198,277	1,021,326

	Beverages — Alcoholic	0.64%
308,961	United Spirits, Ltd.		5,900,730	3,956,783

			5,900,730	3,956,783

	Building & Construction	1.40%
364,050	Gammon India, Ltd.		569,918	415,463
2,130,047	Jaiprakash Associates, Ltd.		3,207,791	3,535,034
307,419	KEC International, Ltd.		3,466,859	921,318
435,339	Madhucon Projects, Ltd.		2,490,015	492,958
2,178,200	Nagarjuna Construction Co., Ltd.		2,597,133	2,657,546
234,595	Titagarh Wagons, Ltd.		3,985,505	649,939

			16,317,221	8,672,258

	Cement	1.17%
3,554,579	Ambuja Cements, Ltd.		3,770,941	4,995,398
808,040	Sagar Cements, Ltd.		3,467,591	2,261,588

			7,238,532	7,256,986

	Chemicals	0.56%
495,450	Tata Chemicals, Ltd.		1,746,965	1,379,369
1,074,600	United Phosphorus, Ltd.		3,850,838	2,070,408

			5,597,803	3,449,777

	Computer Software & Programming	11.21%
300,593	Everonn Systems India, Ltd.+		1,264,934	782,069
332,157	Everonn Systems India, Ltd. (Preferential Shares)+		5,579,199	842,430
2,307,788	Infosys Technologies, Ltd.		32,165,753	60,229,469
786,649	KPIT Cummins Infosystems, Ltd.		794,617	396,929
931,573	Tanla Solutions, Ltd.		3,289,062	588,487
340,650	Tata Consultancy Services, Ltd.		3,628,095	3,625,722
647,135	Wipro, Ltd.		2,767,233	3,130,126

			49,488,893	69,595,232

	Consumer Non-Durables	4.23%
7,214,939	ITC, Ltd.		23,412,534	26,280,097

			23,412,534	26,280,097

	Consumer Products	0.58%
3,054,950	Marico, Ltd.		4,452,409	3,615,842

			4,452,409	3,615,842

The India Fund, Inc.

March 31, 2009 (Unaudited)
Schedule of Investments

COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)

	Consumer Staples	5.57%
344,873	Colgate-Palmolive (India), Ltd.		$2,618,856	$3,199,940
813,944	Dabur India, Ltd.		1,473,217	1,583,449
6,339,265	Hindustan Unilever, Ltd.		31,840,823	29,762,746

			35,932,896	34,546,135

	Diversified Financial Services	2.74%
688,590	Indiabulls Financial Service, Ltd.		1,659,035	1,220,827
1,921,942	Infrastructure Development Finance Co., Ltd.		2,154,065	2,053,203
4,125,368	Power Finance Corp.		14,317,474	11,773,988
55,891	Reliance Capital, Ltd.		516,016	389,480
3,289,723	SREI Infrastructure Finance, Ltd.		7,657,513	1,578,886

			26,304,103	17,016,384

	Electric — Integrated	0.04%
42,000	CESC, Ltd.		206,967	173,969
47,143	PTC India, Ltd.		52,420	64,440

			259,387	238,409

	Electric — Transmission	0.23%
757,859	Power Grid Corp. of India, Ltd.		1,293,643	1,428,781

			1,293,643	1,428,781

	Electronics & Electrical Equipment	9.24%
77,282	Bharat Electronics, Ltd.		1,161,846	1,355,691
755,448	Bharat Heavy Electricals, Ltd.		7,344,934	22,399,886
6,882,400	Exide Industries, Ltd.		10,990,237	5,575,375
121,705	Indo Tech Transformers, Ltd.		416,415	719,171
2,901,824	Jyoti Structures, Ltd.		3,991,456	3,105,727
433,690	Lanco Infratech, Ltd.+		1,110,059	1,245,037
2,769,257	NTPC, Ltd.		12,134,522	9,835,816
779,453	Punj Lloyd, Ltd.		2,412,758	1,400,357
649,835	Reliance Infastructure, Ltd.		7,281,964	6,600,817
337,287	Tata Power Co., Ltd.		5,143,308	5,087,725

			51,987,499	57,325,602

	Energy — Alternate Sources	0.08%
390,973	Webel-Sl Energy Systems, Ltd.		3,247,755	477,783

			3,247,755	477,783

	Engineering	1.63%
616,490	Larsen & Toubro, Ltd.		15,733,095	8,173,490
537,697	Thermax, Ltd.		351,061	1,916,675

			16,084,156	10,090,165

	Finance	16.17%
553,309	Axis Bank, Ltd.		5,089,729	4,520,481
672,950	Bank of Baroda		3,375,749	3,111,076
1,014,650	HDFC Bank, Ltd.		19,421,841	19,356,046
854,923	Housing Development Finance Corp., Ltd.		10,309,325	23,779,784

The India Fund, Inc.

March 31, 2009 (Unaudited)
Schedule of Investments

COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)

	Finance (concluded)
1,665,959	ICICI Bank, Ltd.		$11,529,588	$10,921,414
896,125	India Infoline, Ltd.		946,827	1,038,576
1,135,479	Punjab National Bank, Ltd.		12,176,244	9,196,183
450,000	Rural Electrification Corp., Ltd.		701,759	853,257
5,097,675	South Indian Bank, Ltd.		6,558,369	5,154,444
822,660	State Bank of India		5,657,941	17,293,940
45,550	State Bank of India GDR		525,435	1,878,026
1,131,800	Union Bank of India, Ltd.		2,749,790	3,284,863

			79,042,597	100,388,090

	Financial Services	0.02%
66,353	Network 18 Media & Investments, Ltd. PCCPS+		86,356	105,150

			86,356	105,150

	Food	0.69%
1,255,621	Balrampur Chini Mills, Ltd.		1,147,196	1,309,202
1,577,539	Lakshmi Energy & Foods, Ltd.		5,930,786	2,977,222

			7,077,982	4,286,424

	Hotels & Leisure	0.55%
9,256,950	Hotel Leelaventure, Ltd.		6,821,191	3,393,698

			6,821,191	3,393,698

	Independent Power Producers	0.18%
558,143	Reliance Power, Ltd.		1,309,240	1,127,617

			1,309,240	1,127,617

	Metal — Diversified	1.09%
348,384	Hindustan Zinc, Ltd.		2,243,022	3,083,166
528,332	Sterlite Industries (India), Ltd.		2,970,950	3,703,583

			5,213,972	6,786,749

	Motorcycle/Motor Scooter	0.95%
484,519	Bajaj Auto, Ltd.		4,799,732	5,906,194

			4,799,732	5,906,194

	Oil & Gas	0.08%
546,262	Reliance Natural Resources, Ltd.+		709,990	482,898

			709,990	482,898

	Oil — Integrated	0.31%
1,034,250	Reliance Petroleum, Ltd.+		1,859,873	1,939,665

			1,859,873	1,939,665

	Petroleum Related	19.72%
61,100	Bharat Petroleum Corp., Ltd.		499,812	453,598
1,768,607	Cairn India, Ltd.+		5,805,071	6,415,928

The India Fund, Inc.

March 31, 2009 (Unaudited)
Schedule of Investments

COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)

	Petroleum Related (concluded)
638,799	Gail India, Ltd.		$3,651,266	$3,075,326
514,700	Hindustan Petroleum Corp., Ltd.		2,056,283	2,729,985
137,039	Indian Oil Corp., Ltd.		952,593	1,046,261
1,547,327	Oil and Natural Gas Corp., Ltd.		20,713,410	23,779,452
2,827,327	Reliance Industries, Ltd.		27,614,863	84,883,896

			61,293,298	122,384,446

	Pharmaceuticals	4.02%
716,459	Cipla, Ltd.		2,729,368	3,103,220
85,180	Glaxosmithkline Pharmaceuticals, Ltd.		2,011,680	1,826,749
716,230	Glenmark Pharmaceuticals, Ltd.+		5,278,016	2,227,675
722,875	Lupin, Ltd.		11,694,737	9,819,758
364,962	Sun Pharmaceutical Industries, Ltd.		5,655,765	8,001,685

			27,369,566	24,979,087

	Publishing	0.02%
600,000	Business India Publications (Preferential Shares)+		1,003,792	100,522

			1,003,792	100,522

	Real Estate Operation / Development	0.13%
411,082	Indiabulls Real Estate, Ltd.		1,044,417	808,633

			1,044,417	808,633

	Retail Stores	0.00%
51,873	Brandhouse Retails, Ltd.+		74,431	15,797

			74,431	15,797

	Shipbuilding	0.48%
4,700,000	Pipavav Shipyard, Ltd.+		9,488,959	2,977,392

			9,488,959	2,977,392

	Steel	3.37%
454,564	Jindal Saw, Ltd.		5,422,906	1,594,356
488,475	Jindal Steel & Power, Ltd.		2,695,628	11,568,486
931,600	Monnet Ispat & Energy, Ltd.		7,457,015	2,809,398
1,178,872	Steel Authority of India, Ltd.		2,101,916	2,241,100
662,810	Tata Steel, Ltd.		3,057,991	2,691,216

			20,735,456	20,904,556

	Telecommunications	7.18%
3,156,535	Bharti Airtel, Ltd.+		35,143,928	38,934,850
1,628,551	Reliance Communication, Ltd.		8,501,710	5,604,513

			43,645,638	44,539,363

	Televisions	0.58%
163,000	Zee Entertainment Enterprises, Ltd.		500,897	341,357

The India Fund, Inc.

March 31, 2009 (Unaudited)
Schedule of Investments

COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)

	Televisions (concluded)
5,069,210	Zee News, Ltd.		$3,512,631	$3,277,227

			4,013,528	3,618,584

	Transport — Marine	0.13%
224,470	Great Eastern Shipping Co.		1,033,564	831,338

			1,033,564	831,338

	Transportation	0.17%
1,532,848	Transport Corporation of India, Ltd.		2,619,885	1,025,726

			2,619,885	1,025,726

	Vehicle Components	0.82%
1,385,616	Cummins India, Ltd.		8,118,840	5,070,259

			8,118,840	5,070,259

	Vehicles	3.16%
4,614,974	Ashok Leyland, Ltd.		1,476,314	1,646,418
464,435	Hero Honda Motors, Ltd.		8,427,658	9,796,297
657,276	Mahindra & Mahindra, Ltd.		5,303,352	4,964,387
211,927	Maruti Suzuki India, Ltd.		3,498,569	3,237,698

			18,705,893	19,644,800

	TOTAL INDIA		556,784,038	616,288,548

	United States	0.57%
	Computer Software & Programming	0.57%
171,700	Cognizant Technology Solutions, Inc.+		2,953,851	3,569,643

			2,953,851	3,569,643

	TOTAL UNITED STATES		2,953,851	3,569,643

	TOTAL COMMON STOCKS		559,737,889	619,858,191

WARRANTS (0.00% of holdings)
	Computer Software & Programming	0.00%
94,902	Everonn Systems India, Ltd.		159,406	0

			159,406	0

	TOTAL WARRANTS		159,406	0

EXCHANGE TRADED NOTE (0.13% of holdings)		0.13%
25,800	iPath MSCI India Index ETN +		801,123	782,772

	TOTAL EXCHANGE TRADED NOTE		801,123	782,772

	TOTAL INVESTMENTS	100.00%	$560,698,418	$620,640,963

The India Fund, Inc.

March 31, 2009 (Unaudited)
Schedule of Investments

Footnotes and Abbreviations

GDR — Global Depository Receipts

+ Non income producing.

As of December 31, 2008, the aggregate cost for federal income tax purposes was $636,364,605.

Excess value over tax cost	$146,209,529
Excess of tax cost over value	(111,799,583)

$34,409,946

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective with the March 31, 2008 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 –other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2009, is as follows:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$616,070,680
Level 2 – Other Significant Observable Inputs	1,492,369
Level 3 – Significant Unobservable Inputs	3,077,914

Total	$620,640,963

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of December 31, 2008	$3,282,584
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(109,388)
Net purchases (sales)	0
Net transfers in/out of Level 3	(95,282)

Balance, as of March 31, 2009	$3,077,914

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)

Date	May 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)

Date	May 7, 2009

By (Signature and Title)*	/s/ Joseph M. Malangoni Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	May 7, 2009

* Print the name and title of each signing officer under his or her signature.